TRADE RECEIVABLES - Schedule of Movement in Allowance for Expected Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Additions (note 4.2)	$ 6,970	$ 18,808	$ 6,364
Trade receivables | Expected Credit Loss
Disclosure of financial assets [line items]
Balance at beginning of year	(20,668)	(7,214)	(6,177)
Additions (note 4.2)	6,970	18,808	6,364
Write-off of receivables	1,365	5,354	5,327
Balance at end of year	$ (26,273)	$ (20,668)	$ (7,214)